Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates

The following table summarizes the method by which the Company measures its financial instruments on the consolidated balance sheets:

Financial Instrument	Classification
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Risk management contracts	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Warrant liability	FVTPL
Long-term debt	Amortized cost